Other Non-Current Liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Sibanye Beatrix ground swap royalty1	R 22	R 18
Non-current lease liabilities	310	245
Provision for Harmony Education Benefit Fund	5	5
Total non-current liabilities	R 337	R 268